UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Liquid Assets, Inc.

SEMIANNUAL REPORT June 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
23	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer maturity bonds defied many analysts’ expectations over the first half of 2014 when long-term interest rates moderated and prices of U.S. government securities climbed amid a weather-related economic contraction during the first quarter of the year. Nonetheless, yields of money market instruments remained stable, anchored near historical lows by an unchanged federal funds rate, and the Federal Reserve Board has reiterated that short-term interest rates could remain at prevailing levels at least through the beginning of 2015.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for some financial assets over the remainder of the year, the likelihood of rising long-term interest rates suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Liquid Assets’ Class 1 shares produced an annualized yield of 0.00%, and its Class 2 shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided annualized effective yields of 0.00% and 0.00%, respectively, for the same period.1

In contrast to heightened volatility in stock and long-term bond markets stemming from changing global economic and political conditions over the first half of 2014, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic and foreign banks or thrifts or their subsidiaries or agencies or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, municipal securities, commercial paper and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Mixed Economic Data Produced Greater Uncertainty

The reporting period began in the midst of an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 7.0% by the end of 2013. The Federal Reserve Board (the “Fed”) had responded in December to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

its intention to do so six months earlier.These developments helped drive yields of 10-year U.S.Treasury securities above 3% for the first time in two years.

Market sentiment suffered a setback in January 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery.As a result, long-term bond yields began to moderate. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with the addition of 144,000 new jobs, and the Fed announced its second reduction in quantitative easing. The U.S. economy showed additional signs of strength in February, when the manufacturing and service sectors posted gains and 222,000 new jobs were created.The unemployment rate ticked upward to 6.7%.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. On the other hand, the housing market recovery appeared to level off, and the U.S. Department of Commerce announced that U.S. GDP contracted at a surprising 2.9% annualized rate over the first quarter. Economists attributed the contraction to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of severe winter weather on corporate spending and housing market activity.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring.There were 304,000 new jobs created across a broad range of industries during the month. The unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce.The Fed announced another gradual cutback in quantitative easing in April. In May, nonfarm payroll employment rose by 224,000, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain.These developments provided ample evidence that warmer weather had sparked a resumption of the economic recovery.

The U.S. economy continued to show signs of renewed strength in June, when 288,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier.

Short-Term Rates Likely to Stay Low

Despite turbulence among intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year. Moreover, we continue to expect regulators to issue changes to the rules governing some money market funds over the coming weeks.Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good liquidity characteristics.

July 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2015, at which time it may be extended, terminated, or modified without notice.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, so that direct annual fund operating expenses for Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 0.55%.The Dreyfus Corporation may terminate this undertaking upon at least 90 days’ prior notice to investors. Had these expenses for Class 1 shares and Class 2 shares not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Class 1	Class 2
Expenses paid per $1,000†	$.69	$.74
Ending value (after expenses)	$ 1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Class 1	Class 2
Expenses paid per $1,000†	$ .70	$.75
Ending value (after expenses)	$ 1,024.10	$ 1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .14% for Class 1 and .15% for Class 2, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—43.7%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.22%, 11/10/14	30,000,000		30,000,000
Citibank N.A.
0.17%, 9/4/14	35,000,000		35,000,000
HSBC Bank USA (Yankee)
0.20%, 9/25/14	25,000,000		25,000,597
Landesbank Hessen-Thuringen
Girozentrale (Yankee)
0.20%, 8/18/14	25,000,000	[a]	25,000,000
Mizuho Bank Ltd/NY (Yankee)
0.21%, 10/2/14	15,000,000		15,000,000
Nordea Bank Finland (Yankee)
0.21%, 8/28/14	30,000,000		29,999,759
Norinchukin Bank (Yankee)
0.21%, 9/4/14	35,000,000		35,000,000
Rabobank Nederland (Yankee)
0.21%, 10/17/14	30,000,000		30,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%, 8/25/14	35,000,000		35,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 8/27/14	30,000,000	[a]	30,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.20%, 8/13/14	35,000,000		35,000,000
Wells Fargo Bank, NA
0.21%, 12/5/14	25,000,000		25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $350,000,356)			350,000,356

Commercial Paper—15.7%
Air Products and Chemicals
0.07%, 7/10/14	10,000,000	[a]	9,999,825
Automatic Data Processing Inc.
0.05%, 7/1/14	20,000,000	[a]	20,000,000
BNP Paribas Finance Inc.
0.21%, 7/7/14	30,000,000		29,998,950

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Credit Agricole NA
0.07%, 7/1/14	31,000,000		31,000,000
Svenska Handelsbanken Inc.
0.20%, 11/17/14	35,000,000	[a]	34,973,648
Total Commercial Paper
(cost $125,972,423)			125,972,423

Asset-Backed Commercial Paper—14.6%
Alpine Securitization Corp.
0.22%, 9/25/14	30,000,000	[a]	29,984,233
Antalis U.S. Funding Corp.
0.16%, 7/16/14	30,220,000	[a]	30,217,985
Collateralized Commercial Paper Program Co., LLC
0.25%, 8/18/14	30,000,000		29,990,000
Metlife Short Term Funding LLC
0.17%, 10/20/14	12,000,000	[a]	11,993,710
Regency Markets No. 1 LLC
0.14%, 7/16/14	15,000,000	[a]	14,999,125
Total Asset-Backed Commercial Paper
(cost $117,185,053)			117,185,053

Time Deposits—13.0%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.06%, 7/1/14	32,000,000		32,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.01%, 7/1/14	35,000,000		35,000,000
DZ Bank AG (Grand Cayman)
0.02%, 7/1/14	20,000,000		20,000,000
Swedbank (Grand Cayman)
0.02%, 7/1/14	17,000,000		17,000,000
Total Time Deposits
(cost $104,000,000)			104,000,000

U.S. Government Agency—.9%
Federal Farm Credit Bank
0.01%, 7/1/14
(cost $7,000,000)	7,000,000		7,000,000

	Principal
Repurchase Agreements—12.0%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.08%, dated 6/30/14, due 7/1/14 in the amount
of $35,000,078 (fully collateralized by $128,668
U.S. Treasury Bills, due 8/21/14, value $128,664,
$2,029,919 U.S. Treasury Bonds, 2.75%-8.50%,
due 2/15/20-11/15/42, value $2,676,332,
$74,038 U.S. Treasury Inflation Protected Securities,
0.38%, due 7/15/23, value $76,927 and $32,538,573
U.S. Treasury Notes, 0.25%-2.63%, due
12/31/14-8/15/21, value $32,818,079)	35,000,000	35,000,000
Barclays Capital, Inc.
0.07%, dated 6/30/14, due 7/1/14 in the amount
of $11,000,021 (fully collateralized by $15,468,082
U.S. Treasury Strips, due 5/15/18-8/15/40,
value $11,220,000)	11,000,000	11,000,000
HSBC USA Inc.
0.07%, dated 6/30/14, due 7/1/14 in the amount
of $50,000,097 (fully collateralized by $51,455,000
U.S. Treasury Notes, 0.75%, due 10/31/17,
value $51,004,418)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $96,000,000)		96,000,000

Total Investments (cost $800,157,832)	99.9%	800,157,832

Cash and Receivables (Net)	.1%	515,565

Net Assets	100.0%	800,673,397

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $207,168,526 or 25.9% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	68.7	Asset-Backed/Multi-Seller Programs	1.8
Repurchase Agreements	12.0	Asset-Backed/Insurance	1.5
Asset-Backed/Banking	7.5	Industrial Gas	1.2
Asset-Backed/Special Purpose Entity	3.8	U.S. Government Agency	.9
Data Processing	2.5		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $96,000,000)—Note 1(b)	800,157,832	800,157,832
Cash		990,110
Interest receivable		146,656
Prepaid expenses		61,238
		801,355,836
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		259,076
Payable for shares of Common Stock redeemed		357,472
Accrued expenses		65,891
		682,439
Net Assets ($)		800,673,397
Composition of Net Assets ($):
Paid-in capital		800,669,442
Accumulated net realized gain (loss) on investments		3,955
Net Assets ($)		800,673,397

Net Asset Value Per Share
	Class 1	Class 2
Net Assets ($)	624,645,340	176,028,057
Shares Outstanding	624,961,766	176,127,721
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	591,314
Expenses:
Management fee—Note 2(a)	2,047,405
Shareholder servicing costs—Note 2(b)	1,199,946
Custodian fees—Note 2(b)	50,286
Registration fees	38,570
Professional fees	37,378
Prospectus and shareholders’ reports	29,977
Directors’ fees and expenses—Note 2(c)	3,096
Miscellaneous	6,562
Total Expenses	3,413,220
Less—reduction in expenses due to undertakings—Note 2(a)	(2,820,843)
Less—reduction in fees due to earnings credits—Note 2(b)	(1,791)
Net Expenses	590,586
Investment Income—Net	728
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,058
Net Increase in Net Assets Resulting from Operations	2,786

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	728	6,724
Net realized gain (loss) on investments	2,058	2,080
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,786	8,804
Dividends to Shareholders from ($):
Investment income—net:
Class 2	(728)	(6,724)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1	103,193,815	313,862,023
Class 2	183,653,960	348,783,179
Dividends reinvested:
Class 2	728	6,557
Cost of shares redeemed:
Class 1	(158,246,473)	(382,628,549)
Class 2	(182,806,910)	(315,936,553)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(54,204,880)	(35,913,343)
Total Increase (Decrease) in Net Assets	(54,202,822)	(35,911,263)
Net Assets ($):
Beginning of Period	854,876,219	890,787,482
End of Period	800,673,397	854,876,219

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2014				Year Ended December 31,
Class 1 Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	—		—		—		.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	—		—		—		(.000)[a]		(.000)[a]		(.001)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.14	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.94		.91		.87		.87		.77
Ratio of net expenses
to average net assets	.14	[c]	.16		.19		.22		.31		.52
Ratio of net investment income
to average net assets	—		—		—		.00	[b]	.00	[b]	.15
Net Assets, end of period
($ x 1,000)	624,645		679,673		748,427		850,461		1,066,647		1,323,118

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.
d If payment pursuant to a Capital Support Agreement was not made, total return would have been (1.86%).

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2014				Year Ended December 31,
Class 2 Shares	(Unaudited)		2013		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.001	.002	.002
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.001)	(.001)	(.002)	(.002)
Net asset value,
end of period	1.00		1.00		1.00	1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.01		.05	.08	.16	.23	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57	[c]	.61		.51	.51	.52	.58
Ratio of net expenses
to average net assets	.15	[c]	.16		.16	.13	.16	.42
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.04	.08	.16	.25
Net Assets, end of period
($ x 1,000)	176,028		175,203		142,360	3,878,857	3,339,211	3,260,567

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.
d If payment pursuant to a Capital Support Agreement was not made, total return would have been (1.78%).

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing of fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	800,157,832
Level 3—Significant Unobservable Inputs	—
Total	800,157,832
† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest,

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The effective management fee rate during the period ended June 30, 2014 was .50%.The Agreement provides that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses, exceed 1% of the value of the fund’s average daily net assets, the Manager will reimburse the fund, or bear the excess expense over 1%.The Manager has undertaken, from January 1, 2014 through May 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (excluding expenses as described above) do not exceed .69% of the value of Class 1’s average daily net assets.The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (excluding expenses as described above) do not exceed .55% of the value of Class 2’s average daily net assets.The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager also voluntarily is limiting Class 1’s management fee to .16% of the value of Class 1’s average daily net assets and is waiving non-class specific expenses. The Manager is limiting Class 2’s current direct expenses, including the management fee, to .16% of the value of Class 2’s average daily net assets and, additionally, is waiving non-class specific expenses.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time.The waiver of fees, pursuant to these undertakings, amounted to $1,295,724 for Class 1 shares and $359,598 for Class 2 shares during the period ended June 30, 2014.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to this undertaking, amounted to $1,150,835 for Class 1 shares and $14,686 for Class 2 shares during the period ended June 30, 2014.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2014, Class 1 shares were charged $804,225 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $327,814 for transfer agency services and $17,908 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,461.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $50,286 pursuant to the custody agreement. These fees were partially offset by earnings credits of $330.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended June 30, 2014, the fund was charged $12,230 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$332,584, Shareholder Services Plan fees $128,783, custodian fees $41,539, Chief Compliance Officer fees $2,209 and transfer agency fees $179,409, which are offset against an expense reimbursement currently in effect in the amount of $425,448.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on April 24, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below (by one to three basis points) the Performance Group medians and below (by one basis point) the Performance Universe medians for the various periods, except for the ten-year period when the fund’s performance was above the Performance Group and Peformance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group median and at the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 21, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	August 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)